Premises and Equipment - Summary of Premises and Equipments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,896	$ 7,569
Accumulated depreciation	(3,300)	(3,334)
Property, Plant and Equipment, Net	4,596	4,235	$ 5,771
Bank Premises
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,718	3,711
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,282	3,583
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 896	$ 275
Minimum | Bank Premises
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Minimum | Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum | Bank Premises
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		40 years
Maximum | Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years